Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Ordinary shares	Treasury Stock	Paid-in Capital	Reserve Capital	Retained Earning	Accumulated Other Comprehensive Income (Loss)	Total Epsium Stockholder’s Equity	Non- controlling Interest	Total
Balance at Dec. 31, 2022	$ 240		$ 323,230	$ 1,550	$ 3,788,797	$ (8,924)	$ 4,104,893	$ 40,584	$ 4,145,477
Balance (in Shares) at Dec. 31, 2022	12,000,534
Imputed interest expense			2,665				2,665	19	2,684
Foreign currency translation gain (loss)						(15,228)	(15,228)		(15,228)
Net income (loss)					3,486,957		3,486,957	37,265	3,524,222
Balance at Jun. 30, 2023	$ 240		325,895	1,550	7,275,754	(24,152)	7,579,287	77,868	7,657,155
Balance (in Shares) at Jun. 30, 2023	12,000,534
Balance at Dec. 31, 2023	$ 240		328,241	1,550	7,463,266	(6,010)	7,787,287	84,389	7,871,676
Balance (in Shares) at Dec. 31, 2023	12,000,534
Foreign currency translation gain (loss)						9,504	9,504		9,504
Net income (loss)					461,622		461,622	6,252	467,874
Balance at Jun. 30, 2024	$ 240		328,241	1,550	7,924,888	3,494	8,258,413	90,641	8,349,054
Balance (in Shares) at Jun. 30, 2024	12,000,534
Balance at Dec. 31, 2024	$ 240		328,241	1,550	7,738,123	44,800	8,112,954	94,226	8,207,180
Balance (in Shares) at Dec. 31, 2024	12,000,534
Share issuance for cash	$ 29		5,103,062				5,103,091		5,103,091
Share issuance for cash (in Shares)	1,437,500
Share repurchase		(300,000)					(300,000)		(300,000)
Acquisition of non-controlling interest			95,492				95,492	(95,492)
Foreign currency translation gain (loss)						(106,091)	(106,091)		(106,091)
Net income (loss)					(700,372)		(700,372)	1,266	(699,106)
Balance at Jun. 30, 2025	$ 269	$ (300,000)	$ 5,526,795	$ 1,550	$ 7,037,751	$ (61,291)	$ 12,205,074		$ 12,205,074
Balance (in Shares) at Jun. 30, 2025	13,438,034